Equity Method Investment (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW
Equity Method Investment [Abstract]
Equity Method Investment, Ownership Percentage	35.00%	35.00%
Payments to Acquire Equity Method Investments	$ 140.7	143,900.0
Equity Method Investment, Summarized Financial Information, Revenue	0
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)	0
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations before Extraordinary Items	2.8
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	2.8
Equity Method Investment, Summarized Financial Information, Current Assets	34.6
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	782.9
Equity Method Investment, Summarized Financial Information, Current Liabilities	201.2
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	249.1
Equity Method Investment Summarized Financial Information, Equity	$ 367.2